UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number: _________
     This Amendment   [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barington Capital Group, L.P.
Address:  888 SEVENTH AVENUE, 17th Floor
          New York, New York 10019

Form 13F File Number:  028-12298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   JAMES A. MITAROTONDA
Title:	Chairman and Chief Executive Officer
Phone:  212-974-5700

Signature, Place, and Date of Signing:

/s/ James A. Mitarotonda    New York, New York	   May 15, 2007
-------------------------  --------------------	 ----------------
  [Signature]                [City, State]         [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $425,504 (in thousands)


*Mr. James A. Mitarotonda is the Managing Member of Barington Companies Investors, LLC, Barington Companies Advisors, LLC, Barington Offshore Advisors, LLC, and Barington Offshore Advisors II, LLC, which have investment discretion over certain investment portfolios that own the securities reported herein.

                              Title Of              Value       SH/Prn    SH/ PUT/ Investment  Other       Voting Authority
 Name Of Issuer                 Class      CUSIP    x$1,000       Amt      Prn CALL Discretion Managers     Sole     Shared None
AnnTaylor Stores Corp        Common     036115103    17,637      454,800  SH        DEFINED                454,800
Barnes & Noble Inc           Common     067774109       986       25,000  SH        DEFINED                 25,000
Borders Group Inc            Common     099709107    34,652    1,696,967  SH        DEFINED              1,696,967
Ceridian Corp New            Common     156779100       697       20,000  SH        DEFINED                 20,000
Consolidated Tomoka LD Co.   Common     210226106    29,478      390,700  SH        DEFINED                390,700
Federated Dept Stores Inc DE Common     31410H101     1,036       23,000  SH        DEFINED                 23,000
Fisher Communications Inc    Common     337756209    12,660      260,488  SH        DEFINED                260,488
Florida East Coast Inds      Common     340632108    28,402      453,048  SH        DEFINED                453,048
Griffon Corp                 Common     398433102    38,711    1,564,084  SH        DEFINED              1,564,084
Home Depot Inc               Common     437076102       845       23,000  SH        DEFINED                 23,000
International Alum Corp      Common     458884103     8,864      167,407  SH        DEFINED                167,407
Lancaster Colony Corp        Common     513847103    67,647    1,530,812  SH        DEFINED              1,530,812
Motorola, Inc                Common     620076109       707       40,000  SH        DEFINED                 40,000
Pep Boys Manny Moe & Jack    Common     713278109    84,899    4,447,319  SH        DEFINED              4,447,319
Schulman A Inc               Common     808194104    45,678    1,938,784  SH        DEFINED              1,938,784
Stride Rite Corp             Common     863314100     9,032      586,898  SH        DEFINED                586,898
Syms Corp                    Common     871551107    12,746      683,444  SH        DEFINED                683,444
Warnaco Group Inc            Common New 934390402    30,827    1,085,455  SH        DEFINED              1,085,455
                                                    425,504